S-K 1604(c) De-SPAC Dilution	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	75,802,500	[1]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 6.12	[1]
No Redemption [Member] | Initial offering price of CCXI public shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10	[1]
De-SPAC, Number of Shares Used, Adjustment	41,400,000	[1]
No Redemption [Member] | Net tangible book value per share, as adjusted, after the redemption of CCXI public shares, execution of the PIPE Subscription Agreement, and payment of estimated CCXI transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 6.12	[1]
No Redemption [Member] | Dilution per share to non-redeeming CCXI public shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 3.88	[1]
No Redemption [Member] | CCXI net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (152,600,000)	[1]
No Redemption [Member] | Adjustment to reflect reclassification of unredeemed CCXI public shares to permanent equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	420,880,000	[1]
No Redemption [Member] | Adjustment to reflect payment of estimated CCXI transaction costs, net of deferred underwriting fee liability [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (5,630,000)	[1]
No Redemption [Member] | Adjustment to reflect the PIPE Subscription Agreement [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,102,500	[1]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 201,025,000	[1]
No Redemption [Member] | CCXI historical net tangible book value, adjusted for redemptions, reclassification of unredeemed CCXI public shares to permanent equity, and payment of estimated CCXI transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 463,675,000	[1]
No Redemption [Member] | CCXI ordinary shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	55,700,000	[1]
No Redemption [Member] | Adjustment to reflect assumed redemption of CCXI public shares subject to redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering		[1]
No Redemption [Member] | CCXI ordinary shares, after assumed redemption of CCXI public shares and execution of the PIPE Subscription Agreement [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	75,802,500	[1]
No Redemption [Member] | Agility Stockholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	192,788,796	[1]
No Redemption [Member] | Sponsor Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	14,300,000	[2]
No Redemption [Member] | CCXI Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	41,400,000
No Redemption [Member] | PIPE Investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,102,500	[3]
No Redemption [Member] | Total Post-Closing Company Common Stock [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 268,591,296
No Redemption [Member] | CCXI IPO Price Per Share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
No Redemption [Member] | Valuation of the Post-Closing Company to achieve CCXI IPO Price Per Share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 2,685,913,000
No Redemption [Member] | Stock Options [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	51,980,447
No Redemption [Member] | Public Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,140,000
No Redemption [Member] | Private Placement Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	50,000
No Redemption [Member] | The Incentive Plan [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering
No Redemption [Member] | The ESPP [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	65,452,500	[4]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 5.48	[4]
Redemption at 25 Percent of Maximum [Member] | Initial offering price of CCXI public shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10	[4]
De-SPAC, Number of Shares Used, Adjustment	31,050,000	[4]
Redemption at 25 Percent of Maximum [Member] | Net tangible book value per share, as adjusted, after the redemption of CCXI public shares, execution of the PIPE Subscription Agreement, and payment of estimated CCXI transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 5.48	[4]
Redemption at 25 Percent of Maximum [Member] | Dilution per share to non-redeeming CCXI public shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 4.52	[4]
Redemption at 25 Percent of Maximum [Member] | CCXI net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (152,600,000)	[4]
Redemption at 25 Percent of Maximum [Member] | Adjustment to reflect reclassification of unredeemed CCXI public shares to permanent equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	315,660,000	[4]
Redemption at 25 Percent of Maximum [Member] | Adjustment to reflect payment of estimated CCXI transaction costs, net of deferred underwriting fee liability [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (5,630,000)	[4]
Redemption at 25 Percent of Maximum [Member] | Adjustment to reflect the PIPE Subscription Agreement [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,102,500	[4]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 201,025,000	[4]
Redemption at 25 Percent of Maximum [Member] | CCXI historical net tangible book value, adjusted for redemptions, reclassification of unredeemed CCXI public shares to permanent equity, and payment of estimated CCXI transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 358,455,000	[4]
Redemption at 25 Percent of Maximum [Member] | CCXI ordinary shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	55,700,000	[4]
Redemption at 25 Percent of Maximum [Member] | Adjustment to reflect assumed redemption of CCXI public shares subject to redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(10,350,000)	[4]
Redemption at 25 Percent of Maximum [Member] | CCXI ordinary shares, after assumed redemption of CCXI public shares and execution of the PIPE Subscription Agreement [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	65,452,500	[4]
Redemption at 25 Percent of Maximum [Member] | Agility Stockholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	192,788,796	[1]
Redemption at 25 Percent of Maximum [Member] | Sponsor Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	14,300,000	[2]
Redemption at 25 Percent of Maximum [Member] | CCXI Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	31,050,000
Redemption at 25 Percent of Maximum [Member] | PIPE Investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,102,500	[3]
Redemption at 25 Percent of Maximum [Member] | Total Post-Closing Company Common Stock [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 258,241,296
Redemption at 25 Percent of Maximum [Member] | CCXI IPO Price Per Share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 25 Percent of Maximum [Member] | Valuation of the Post-Closing Company to achieve CCXI IPO Price Per Share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 2,582,413,000
Redemption at 25 Percent of Maximum [Member] | Stock Options [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	51,980,447
Redemption at 25 Percent of Maximum [Member] | Public Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,140,000
Redemption at 25 Percent of Maximum [Member] | Private Placement Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	50,000
Redemption at 25 Percent of Maximum [Member] | The Incentive Plan [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering
Redemption at 25 Percent of Maximum [Member] | The ESPP [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	55,102,500	[5]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 4.6	[5]
Redemption at 50 Percent of Maximum [Member] | Initial offering price of CCXI public shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10	[5]
De-SPAC, Number of Shares Used, Adjustment	20,700,000	[5]
Redemption at 50 Percent of Maximum [Member] | Net tangible book value per share, as adjusted, after the redemption of CCXI public shares, execution of the PIPE Subscription Agreement, and payment of estimated CCXI transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 4.6	[5]
Redemption at 50 Percent of Maximum [Member] | Dilution per share to non-redeeming CCXI public shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 5.4	[5]
Redemption at 50 Percent of Maximum [Member] | CCXI net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (152,600,000)	[5]
Redemption at 50 Percent of Maximum [Member] | Adjustment to reflect reclassification of unredeemed CCXI public shares to permanent equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	210,440,000	[5]
Redemption at 50 Percent of Maximum [Member] | Adjustment to reflect payment of estimated CCXI transaction costs, net of deferred underwriting fee liability [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (5,630,000)	[5]
Redemption at 50 Percent of Maximum [Member] | Adjustment to reflect the PIPE Subscription Agreement [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,102,500	[5]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 201,025,000	[5]
Redemption at 50 Percent of Maximum [Member] | CCXI historical net tangible book value, adjusted for redemptions, reclassification of unredeemed CCXI public shares to permanent equity, and payment of estimated CCXI transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 253,235,000	[5]
Redemption at 50 Percent of Maximum [Member] | CCXI ordinary shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	55,700,000	[5]
Redemption at 50 Percent of Maximum [Member] | Adjustment to reflect assumed redemption of CCXI public shares subject to redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(20,700,000)	[5]
Redemption at 50 Percent of Maximum [Member] | CCXI ordinary shares, after assumed redemption of CCXI public shares and execution of the PIPE Subscription Agreement [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	55,102,500	[5]
Redemption at 50 Percent of Maximum [Member] | Agility Stockholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	192,788,796	[1]
Redemption at 50 Percent of Maximum [Member] | Sponsor Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	14,300,000	[2]
Redemption at 50 Percent of Maximum [Member] | CCXI Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,700,000
Redemption at 50 Percent of Maximum [Member] | PIPE Investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,102,500	[3]
Redemption at 50 Percent of Maximum [Member] | Total Post-Closing Company Common Stock [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 247,891,296
Redemption at 50 Percent of Maximum [Member] | CCXI IPO Price Per Share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 50 Percent of Maximum [Member] | Valuation of the Post-Closing Company to achieve CCXI IPO Price Per Share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 2,478,913,000
Redemption at 50 Percent of Maximum [Member] | Stock Options [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	51,980,447
Redemption at 50 Percent of Maximum [Member] | Public Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,140,000
Redemption at 50 Percent of Maximum [Member] | Private Placement Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	50,000
Redemption at 50 Percent of Maximum [Member] | The Incentive Plan [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering
Redemption at 50 Percent of Maximum [Member] | The ESPP [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	44,752,500	[6]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 3.31	[6]
Redemption at 75 Percent of Maximum [Member] | Initial offering price of CCXI public shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10	[6]
De-SPAC, Number of Shares Used, Adjustment	10,350,000	[6]
Redemption at 75 Percent of Maximum [Member] | Net tangible book value per share, as adjusted, after the redemption of CCXI public shares, execution of the PIPE Subscription Agreement, and payment of estimated CCXI transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 3.31	[6]
Redemption at 75 Percent of Maximum [Member] | Dilution per share to non-redeeming CCXI public shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 6.69	[6]
Redemption at 75 Percent of Maximum [Member] | CCXI net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (152,600,000)	[6]
Redemption at 75 Percent of Maximum [Member] | Adjustment to reflect reclassification of unredeemed CCXI public shares to permanent equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	105,220,000	[6]
Redemption at 75 Percent of Maximum [Member] | Adjustment to reflect payment of estimated CCXI transaction costs, net of deferred underwriting fee liability [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (5,630,000)	[6]
Redemption at 75 Percent of Maximum [Member] | Adjustment to reflect the PIPE Subscription Agreement [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,102,500	[6]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 201,025,000	[6]
Redemption at 75 Percent of Maximum [Member] | CCXI historical net tangible book value, adjusted for redemptions, reclassification of unredeemed CCXI public shares to permanent equity, and payment of estimated CCXI transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 148,015,000	[6]
Redemption at 75 Percent of Maximum [Member] | CCXI ordinary shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	55,700,000	[6]
Redemption at 75 Percent of Maximum [Member] | Adjustment to reflect assumed redemption of CCXI public shares subject to redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(31,050,000)	[6]
Redemption at 75 Percent of Maximum [Member] | CCXI ordinary shares, after assumed redemption of CCXI public shares and execution of the PIPE Subscription Agreement [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	44,752,500	[6]
Redemption at 75 Percent of Maximum [Member] | Agility Stockholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	192,788,796	[1]
Redemption at 75 Percent of Maximum [Member] | Sponsor Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	14,300,000	[2]
Redemption at 75 Percent of Maximum [Member] | CCXI Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	10,350,000
Redemption at 75 Percent of Maximum [Member] | PIPE Investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,102,500	[3]
Redemption at 75 Percent of Maximum [Member] | Total Post-Closing Company Common Stock [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 237,541,296
Redemption at 75 Percent of Maximum [Member] | CCXI IPO Price Per Share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 75 Percent of Maximum [Member] | Valuation of the Post-Closing Company to achieve CCXI IPO Price Per Share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 2,375,413,000
Redemption at 75 Percent of Maximum [Member] | Stock Options [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	51,980,447
Redemption at 75 Percent of Maximum [Member] | Public Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,140,000
Redemption at 75 Percent of Maximum [Member] | Private Placement Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	50,000
Redemption at 75 Percent of Maximum [Member] | The Incentive Plan [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering
Redemption at 75 Percent of Maximum [Member] | The ESPP [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	34,402,500	[7]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 1.24	[7]
Redemption at 100 Percent of Maximum [Member] | Initial offering price of CCXI public shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10	[7]
De-SPAC, Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Net tangible book value per share, as adjusted, after the redemption of CCXI public shares, execution of the PIPE Subscription Agreement, and payment of estimated CCXI transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 1.24	[7]
Redemption at 100 Percent of Maximum [Member] | Dilution per share to non-redeeming CCXI public shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 8.76	[7]
Redemption at 100 Percent of Maximum [Member] | CCXI net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (152,600,000)	[7]
Redemption at 100 Percent of Maximum [Member] | Adjustment to reflect reclassification of unredeemed CCXI public shares to permanent equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $		[7]
Redemption at 100 Percent of Maximum [Member] | Adjustment to reflect payment of estimated CCXI transaction costs, net of deferred underwriting fee liability [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (5,630,000)	[7]
Redemption at 100 Percent of Maximum [Member] | Adjustment to reflect the PIPE Subscription Agreement [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,102,500	[7]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 201,025,000	[7]
Redemption at 100 Percent of Maximum [Member] | CCXI historical net tangible book value, adjusted for redemptions, reclassification of unredeemed CCXI public shares to permanent equity, and payment of estimated CCXI transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 42,795,000	[7]
Redemption at 100 Percent of Maximum [Member] | CCXI ordinary shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	55,700,000	[7]
Redemption at 100 Percent of Maximum [Member] | Adjustment to reflect assumed redemption of CCXI public shares subject to redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(41,400,000)	[7]
Redemption at 100 Percent of Maximum [Member] | CCXI ordinary shares, after assumed redemption of CCXI public shares and execution of the PIPE Subscription Agreement [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	34,402,500	[7]
Redemption at 100 Percent of Maximum [Member] | Agility Stockholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	192,788,796	[1]
Redemption at 100 Percent of Maximum [Member] | Sponsor Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	14,300,000	[2]
Redemption at 100 Percent of Maximum [Member] | CCXI Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering
Redemption at 100 Percent of Maximum [Member] | PIPE Investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	20,102,500	[3]
Redemption at 100 Percent of Maximum [Member] | Total Post-Closing Company Common Stock [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 227,191,296
Redemption at 100 Percent of Maximum [Member] | CCXI IPO Price Per Share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 100 Percent of Maximum [Member] | Valuation of the Post-Closing Company to achieve CCXI IPO Price Per Share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 2,271,913,000
Redemption at 100 Percent of Maximum [Member] | Stock Options [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	51,980,447
Redemption at 100 Percent of Maximum [Member] | Public Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,140,000
Redemption at 100 Percent of Maximum [Member] | Private Placement Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	50,000
Redemption at 100 Percent of Maximum [Member] | The Incentive Plan [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering
Redemption at 100 Percent of Maximum [Member] | The ESPP [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering

[1]	No Redemption Scenario. This scenario assumes that no CCXI public shares are redeemed. This scenario further assumes the reclassification of unredeemed CCXI public shares to permanent equity for $420.9 million, and the payment of the estimated CCXI transaction costs of $46.1 million.
[2]	Includes 500,000 CCXI private placement shares held by the Sponsor and 13,800,000 CCXI Founder Shares held by the Sponsor.
[3]	Pursuant to the terms of the PIPE Subscription Agreements, as described above, CCXI has agreed to issue and sell to the PIPE Investors, and the PIPE Investors have agreed to buy, 20,102,500 Subscribed Shares at a purchase price of $10.00 per share for an aggregate commitment of $201.0 million.
[4]	25% Redemption Scenario. This scenario assumes that 10,350,000 CCXI public shares, or approximately 25% of the CCXI public shares subject to redemption, are redeemed for an aggregate payment of approximately $105.2 million based on the estimated per-share redemption price of approximately $10.16 per share from the trust account based on funds in the trust account as of June 30, 2026. This scenario further assumes the reclassification of unredeemed CCXI public shares to permanent equity of $315.7 million, and the payment of the estimated CCXI transaction costs of $46.1 million.
[5]	50% Redemption Scenario. This scenario assumes that 20,700,000 CCXI public shares, or 50% of the CCXI public shares subject to redemption, are redeemed for an aggregate payment of approximately $210.4 million based on the estimated per-share redemption price of approximately $10.16 per share from the trust account based on funds in the trust account as of June 30, 2026. This scenario further assumes the reclassification of unredeemed CCXI public shares to permanent equity of $210.4 million, and the payment of the estimated CCXI transaction costs of $46.1 million.
[6]	75% Redemption Scenario. This scenario assumes that 31,050,000 CCXI public shares, or 75% of the CCXI public shares subject to redemption, are redeemed for an aggregate payment of approximately $315.5 million based on the estimated per-share redemption price of approximately $10.16 per share from the trust account based on funds in the Trust Account as of June 30, 2026. This scenario further assumes the reclassification of unredeemed CCXI public shares to permanent equity of $105.2 million and the payment of the estimated CCXI transaction costs of $46.1 million.
[7]	Maximum Redemptions Scenario. This scenario assumes that 41,400,000 CCXI public shares, or 100% of the CCXI public shares subject to redemption, are redeemed for an aggregate payment of approximately $420.9 million based on the estimated per-share redemption price of approximately $10.16 per share from the trust account based on funds in the Trust Account as of June 30, 2026. This scenario further assumes payment of the estimated CCXI transaction costs of $46.1 million. This scenario is based on the maximum number of redemptions that may occur to meet the CCXI Net Tangible Asset closing condition.